Commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Finance and Operating Leases
2021	$ 16,068
2022	15,878
2023	15,657
2024	15,183
2025	15,021
Thereafter	$ 41,595
Scherer Unit No. 2
Long-term Purchase Commitment [Line Items]
Ownership interest (as a percent)	60.00%
Coal
Long-term Purchase Commitment [Line Items]
2021	$ 5,168
2022	3,017
2023	0
2024	0
2025	0
Thereafter	0
Nuclear Fuel
Long-term Purchase Commitment [Line Items]
2021	73,500
2022	33,060
2023	17,340
2024	22,650
2025	11,250
Thereafter	15,930
Gas Transportation
Long-term Purchase Commitment [Line Items]
2021	63,385
2022	53,268
2023	48,707
2024	48,034
2025	46,350
Thereafter	746,160
Maintenance Agreements
Long-term Purchase Commitment [Line Items]
Cancellation obligation	54,007
2021	14,429
2022	14,896
2023	3,325
2024	30,316
2025	43,212
Thereafter	176,751
Asset Retirement Obligations
Long-term Purchase Commitment [Line Items]
2021	17,821
2022	31,780
2023	34,372
2024	41,840
2025	74,077
Thereafter	$ 3,400,140